Deferred revenue (Tables)	12 Months Ended
Mar. 31, 2019
Deferred revenue
Schedule of deferred revenue, by type

	March 31,
	2018	2019
Global Distribution System providers	1,365,932	652,895
Loyalty program	104,778	22,816
Total deferred revenue	1,470,710	675,711

Non-current	599,612	96,392
Current	871,098	579,319
Total	1,470,710	675,711

Summary of changes in deferred revenue

	March 31,
	2018	2019
As at April 1	998,265	1,470,710
Deferred during the year	1,098,695	—
Recorded in statement of profit or loss	(626,250)	(794,999)
As at March 31	1,470,710	675,711